Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income [Abstract]
Interest expenses due to financial institutions	€ 1,803	€ 2,864	€ 3,298
Interests expenses related to lease liabilities	2,613	2,635
Other interest expenses	1,546	431	498
Financial institution commissions	1,869	1,998	1,784
Total	€ 7,831	€ 7,928	€ 5,580